Finance Costs	12 Months Ended
Feb. 29, 2024
Finance Cost [Abstract]
FINANCE COSTS

23. FINANCE COSTS

	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Lease liabilities	11,371	8,199	6,249
Term loans	194	797	4,317
Overdraft	2,296	291	794
Others	1,961	808	971
	15,822	10,095	12,331